Fixed Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Abstract]
Capital leases, asset gross	$ 31,800		¥ 224,710		¥ 220,780
Capital leases, accumulated depreciation	30,210		174,630		209,730
Capital leases, future minimum lease payments					7,440
Capital leases, future minimum lease payments due in 2017					7,100
Capital leases, future minimum lease payments due in 2018					340
Capital leases, future minimum lease payments due in 2019					0
Capital leases, future minimum lease payments due in 2020					0
Capital leases, future minimum lease payments due in 2021					¥ 0
Fixed assets, depreciation expense	493,900	¥ 3,430,000	2,870,000	¥ 2,190,000
Impairment loss on fixed assets	$ 0	¥ 0	¥ 0	¥ 0